PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, cost	$ 10,145	$ 10,062
Accumulated depreciation	9,168	9,187
Property and equipment, net	977	875
Computers And Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	7,290	7,014
Accumulated depreciation	6,432	6,268
Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	2,119	2,302
Accumulated depreciation	2,037	2,197
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	123	145
Accumulated depreciation	108	143
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, cost	613	601
Accumulated depreciation	$ 591	$ 579